Share-based payment arrangements	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements
Share-based payment arrangements
Description of share-based payment arrangements:
At December 31, 2019, the Group had the following share-based payment arrangements:
Long term incentive plan 2015 (Equity-settled)
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years at anniversary date and 60% in the form of restricted stock units ('RSU's') which will be paid out in cash, with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2019, all the stock options remained outstanding but all RSU's were exercised in 2018.
Long term incentive plan 2016 (Cash-settled)
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016.
Long term incentive plan 2017 (Cash-settled)
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017.

Long term incentive plan 2018 (Cash-settled)
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018.

Transaction Based Incentive Plan 2019 (Cash-settled)

The Group’s Board of Directors has implemented in 2019 a transaction-based incentive plan ("TBIP") for key management personnel. Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value ("FMV") of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. The vesting and settlement of the TBIP is spread over a time frame of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when the FMV reaches $12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), the third tranche of 25% vesting when the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any). In total a number of 1,200,000 phantom stock units were granted on January 8, 2019 and 800,000 phantom stock units were outstanding at December 31, 2019.

Measurement of Fair Value

The fair value of the employee share options under the 2015 LTIP has been measured using the Black-Scholes formula. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value.

The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%

Expected volatility has been based on an evaluation of the historical volatility of the Company's share price, particularly over the historical periods commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior using a Monte Carlo simulation.
The liability in respect of its obligations under the LTIP 2016, LTIP 2017 and LTIP 2018 is measured based on the Company's share price at the reporting date and taking into account the extent to which the services have been rendered to date. One-third of the phantom stocks granted on February 2, 2016 was vested on the second anniversary and one-third on the third anniversary, 12,500 phantom stocks remained outstanding as of December 31, 2019. One-third of the phantom stocks granted on February 9, 2017 was vested on the second anniversary, 32,420 phantom stocks remained outstanding as of December 31, 2019. All of the phantom stocks granted on February 16, 2018, excluding the ones which were waived after the resignation from our former CEO, remained outstanding as of December 31, 2019. The Company's share price was EUR 10.613 at the grant date of the LTIP 2016, EUR 7.268 at the grant date of the LTIP 2017 and EUR 7.237 at the grant date of the LTIP 2018, and was EUR 10.98 as at December 31, 2019.
The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The vesting and settlement of the TBIP is spread over a timeframe of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when the Fair Market Value ("FMV") reaches $12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), the third tranche of 25% vesting when the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. In total a number of 1,200,000 phantom stock units were granted on January 8, 2019. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2019, 800,000 phantom stocks were outstanding.

The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	0.0169	0.0169	0.0169	0.0169
Annual volatility	0.3343	0.3343	0.3343	0.3343
Expected vesting period (years)	3.05	3.38	3.69	3.98

Expenses recognized in profit or loss
For details on related employee benefits expense, see Note 5 and Note 17. The expenses related to the LTIP 2016, LTIP 2017, LTIP 2018 and TBIP 2019 ($2.6 million) are included in the Provision for employee benefits.
Reconciliation of outstanding share options
The number and weighted-average exercise prices of options under the 2013 share option program and the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2019	Weighted average exercise price 2019	Number of options 2018	Weighted average exercise price 2018
Outstanding at January 1	236,590	7.732	586,590	7.495
Forfeited during the year	0	0	0	0
Exercised during the year	—	—	(350,000)	7.335
Granted during the year	0	0	0	0
Outstanding at December 31	236,590	7.732	236,590	7.732
Vested at December 31	236,590	0	236,590	0

In 2018 the Company bought back 545,486 shares and delivered 350,000 shares upon the exercise of the remaining share options under the 2013 program.
The weighted-average share price at the date of exercise for the share options exercised in 2018 was EUR 7.335.